Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Non-cash reduction from revenue related to warrants issued		$ 4,333
Prepaid Assets
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization charge related to prepaid assets	$ 67